A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2022 is set out as follows: (Details) $ in Millions	Jun. 30, 2022 USD ($)
Derivatives [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ (164)
Derivatives [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(323)
Derivatives [member] | Probable Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	1
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil and oil products price changes [member] | Futures contract [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(192)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil and oil products price changes [member] | Foreign currency depreciation b r l u s d [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	18
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil and oil products price changes [member] | Foreign currency depreciation b r l u s d [member] | Probable Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(3)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil and oil products prices changes [member] | Futures contract [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	(384)
Derivatives Not Designated For Hedge Accounting [member] | Crudeoil and oil products prices changes [member] | Foreign currency depreciation b r l u s d [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	33
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Futures contract [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	7
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Futures contract [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	17
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Futures contract [member] | Probable Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	2
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Option contract [member] | Reasonably Possible Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	3
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Option contract [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	141
Derivatives Not Designated For Hedge Accounting [member] | Soyabean oil price changes [member] | Option contract [member] | Probable Scenario [member]
IfrsStatementLineItems [Line Items]
Risk exposure associated with instruments	$ 2